Related-party Transactions - Summary of Potential Compensation Pay-Outs (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Number of shares awarded		61,469	68,639
Number of shares vested	38,286
Number of shares unvested	34,320
Percentage of unvested shares	50.00%		50.00%